Intangible Assets, Net (Schedule of intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 20,550	$ 18,383
Accumulated amortization	3,759	1,982
Intangible assets, net	16,791	16,401
Amortization expense	1,776	632	$ 420
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	15,263	13,096
Accumulated amortization	2,441	1,889
Intangible assets, net	$ 12,822	11,207
Software development costs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Software development costs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 3,638	3,638
Accumulated amortization	813	57
Intangible assets, net	$ 2,825	3,581
Core technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	2 years
Core technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	6 years
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,209	1,209
Accumulated amortization	268	19
Intangible assets, net	$ 941	1,190
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	2 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 440	440
Accumulated amortization	237	17
Intangible assets, net	$ 203	$ 423
Useful lives	2 years